Stock-Based Compensation (Details) - Schedule of Outstanding Options	12 Months Ended
	Sep. 30, 2024 $ / shares
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options beginning balance
Number of stock options ending balance	443,013
Granted, Number of stock options	449,013
Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options beginning balance
Exercise price beginning balance (in Dollars per share)		[1]
Number of stock options ending balance	1,438,600
Exercise price ending balance (in Dollars per share)	$ 284	[1]
Granted, Number of stock options	1,438,600
Granted, Exercise price (in Dollars per share)	$ 284	[1]

[1]	Weighted average exercise price